Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Revenue [Abstract]
Schedule of revenues [text block]
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Sale of goods	$329,584,136	318,243,539	351,566,289
Other operating revenue	11,444,131	10,845,497	8,780,205
	$341,028,267	329,089,036	360,346,494